Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Debt

	December 31,
	2016	2015
	(Millions)
Senior notes:
Issued November, 2012, interest at 2.500% payable semi-annually, due December, 2017	500	500
Issued February 2009, interest at 9.750% payable semiannually, due March 2019 (a)	450	450
Issued March, 2014, interest at 2.700% payable semi-annually, due April, 2019	325	325
Issued March 2010, interest at 5.350% payable semiannually, due March 2020 (a)	600	600
Issued September 2011, interest at 4.750% payable semiannually, due September 2021	500	500
Issued March, 2012, interest at 4.950% payable semi-annually, due April, 2022	350	350
Issued March, 2013, interest at 3.875% payable semi-annually, due March, 2023	500	500
Issued August 2000, interest at 8.125% payable semiannually, due August 2030 (a)	300	300
Issued October 2006, interest at 6.450% payable semiannually, due November 2036	300	300
Issued September 2007, interest at 6.750% payable semiannually, due September 2037	450	450
Issued March, 2014, interest at 5.600% payable semi-annually, due April, 2044	400	400
Junior subordinated notes:
Issued May 2013, interest at 5.850% payable semiannually, due May 2043	550	550
Credit facilities with financial institutions:
Revolving credit agreement terminated December, 2016, weighted average interest rate of 2.930% at December 31, 2015	—	96
Revolving credit agreement, weighted-average variable interest rate of 2.014% and 1.572%, as of December 31, 2016 and December 31, 2015, respectively, due May 2019	195	375
Fair value adjustments related to interest rate swap fair value hedges (a)	24	26
Unamortized issuance costs	(23)	(35)
Unamortized discount	(14)	(18)
Total debt	5,407	5,669
Current maturities of long-term debt	500	—
Total long-term debt	$4,907	$5,669
(a) The swaps associated with this debt were previously terminated. The remaining long-term fair value of approximately $24 million related to the swaps is being amortized as a reduction to interest expense through 2019, 2020 and 2030, the original maturity dates of the debt.

Future Maturities of Long-Term Debt
The future maturities of debt in the year indicated are as follows:

Debt Maturities
(Millions)
2017	$500
2018	—
2019	970
2020	600
2021	500
Thereafter	2,850
5,420
Fair value adjustments related to interest rate swap fair value hedges	24
Unamortized issuance costs	(23)
Unamortized discount	(14)
Total	$5,407